Net financial income (loss) - Summary of Net Financial Income (Loss) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Net Financial Income (Loss) [Abstract]
Income from cash and cash equivalents	€ 6	€ 0
Foreign exchange gains	2,459	2,511
Other financial income	0	0
Total financial income	2,465	2,511
Interest cost	(2,602)	(2,960)
IFRS 16 related interests	(122)	(152)
Foreign exchange losses	(216)	(39)
Total financial expenses	(2,940)	(3,152)
Financial income (loss)	€ (474)	€ (640)